Fair Value Measurements - Assets measured (Details) (USD $) In Millions, unless otherwise specified			3 Months Ended			3 Months Ended
	Aug. 29, 2013	Aug. 30, 2012	May 31, 2012 Transform [Member]	Aug. 29, 2013 Fair Value, Measurements, Recurring [Member]	Aug. 30, 2012 Fair Value, Measurements, Recurring [Member]	May 31, 2012 Fair Value, Measurements, Nonrecurring [Member] Transform [Member]	Aug. 29, 2013 Money market funds [Member] Fair Value, Measurements, Recurring [Member]	Aug. 30, 2012 Money market funds [Member] Fair Value, Measurements, Recurring [Member]	Aug. 29, 2013 Certificates of deposit [Member] Fair Value, Measurements, Recurring [Member]	Aug. 30, 2012 Certificates of deposit [Member] Fair Value, Measurements, Recurring [Member]	Aug. 29, 2013 Commercial paper [Member] Fair Value, Measurements, Recurring [Member]	Aug. 30, 2012 Commercial paper [Member] Fair Value, Measurements, Recurring [Member]	Aug. 29, 2013 Government securities [Member] Fair Value, Measurements, Recurring [Member]	Aug. 30, 2012 Government securities [Member] Fair Value, Measurements, Recurring [Member]	Aug. 29, 2013 Corporate bonds [Member] Fair Value, Measurements, Recurring [Member]	Aug. 30, 2012 Corporate bonds [Member] Fair Value, Measurements, Recurring [Member]	Aug. 29, 2013 Commercial Paper, Not Included with Cash and Cash Equivalents [Member] Fair Value, Measurements, Recurring [Member]	Aug. 30, 2012 Commercial Paper, Not Included with Cash and Cash Equivalents [Member] Fair Value, Measurements, Recurring [Member]	Aug. 29, 2013 Asset-backed securities [Member] Fair Value, Measurements, Recurring [Member]	Aug. 30, 2012 Asset-backed securities [Member] Fair Value, Measurements, Recurring [Member]	Aug. 29, 2013 Marketable equity securities [Member] Fair Value, Measurements, Recurring [Member]	Aug. 30, 2012 Marketable equity securities [Member] Fair Value, Measurements, Recurring [Member]	Aug. 29, 2013 Level 1 [Member] Fair Value, Measurements, Recurring [Member]	Aug. 30, 2012 Level 1 [Member] Fair Value, Measurements, Recurring [Member]	Aug. 29, 2013 Level 1 [Member] Money market funds [Member] Fair Value, Measurements, Recurring [Member]	Aug. 30, 2012 Level 1 [Member] Money market funds [Member] Fair Value, Measurements, Recurring [Member]	Aug. 29, 2013 Level 1 [Member] Certificates of deposit [Member] Fair Value, Measurements, Recurring [Member]	Aug. 30, 2012 Level 1 [Member] Certificates of deposit [Member] Fair Value, Measurements, Recurring [Member]	Aug. 29, 2013 Level 1 [Member] Commercial paper [Member] Fair Value, Measurements, Recurring [Member]	Aug. 30, 2012 Level 1 [Member] Commercial paper [Member] Fair Value, Measurements, Recurring [Member]	Aug. 29, 2013 Level 1 [Member] Government securities [Member] Fair Value, Measurements, Recurring [Member]	Aug. 30, 2012 Level 1 [Member] Government securities [Member] Fair Value, Measurements, Recurring [Member]	Aug. 29, 2013 Level 1 [Member] Corporate bonds [Member] Fair Value, Measurements, Recurring [Member]	Aug. 30, 2012 Level 1 [Member] Corporate bonds [Member] Fair Value, Measurements, Recurring [Member]	Aug. 29, 2013 Level 1 [Member] Commercial Paper, Not Included with Cash and Cash Equivalents [Member] Fair Value, Measurements, Recurring [Member]	Aug. 30, 2012 Level 1 [Member] Commercial Paper, Not Included with Cash and Cash Equivalents [Member] Fair Value, Measurements, Recurring [Member]	Aug. 29, 2013 Level 1 [Member] Asset-backed securities [Member] Fair Value, Measurements, Recurring [Member]	Aug. 30, 2012 Level 1 [Member] Asset-backed securities [Member] Fair Value, Measurements, Recurring [Member]	Aug. 29, 2013 Level 1 [Member] Marketable equity securities [Member] Fair Value, Measurements, Recurring [Member]	Aug. 30, 2012 Level 1 [Member] Marketable equity securities [Member] Fair Value, Measurements, Recurring [Member]	Aug. 29, 2013 Level 2 [Member] Fair Value, Measurements, Recurring [Member]	Aug. 30, 2012 Level 2 [Member] Fair Value, Measurements, Recurring [Member]	Aug. 29, 2013 Level 2 [Member] Money market funds [Member] Fair Value, Measurements, Recurring [Member]	Aug. 30, 2012 Level 2 [Member] Money market funds [Member] Fair Value, Measurements, Recurring [Member]	Aug. 29, 2013 Level 2 [Member] Certificates of deposit [Member] Fair Value, Measurements, Recurring [Member]	Aug. 30, 2012 Level 2 [Member] Certificates of deposit [Member] Fair Value, Measurements, Recurring [Member]	Aug. 29, 2013 Level 2 [Member] Commercial paper [Member] Fair Value, Measurements, Recurring [Member]	Aug. 30, 2012 Level 2 [Member] Commercial paper [Member] Fair Value, Measurements, Recurring [Member]	Aug. 29, 2013 Level 2 [Member] Government securities [Member] Fair Value, Measurements, Recurring [Member]	Aug. 30, 2012 Level 2 [Member] Government securities [Member] Fair Value, Measurements, Recurring [Member]	Aug. 29, 2013 Level 2 [Member] Corporate bonds [Member] Fair Value, Measurements, Recurring [Member]	Aug. 30, 2012 Level 2 [Member] Corporate bonds [Member] Fair Value, Measurements, Recurring [Member]	Aug. 29, 2013 Level 2 [Member] Commercial Paper, Not Included with Cash and Cash Equivalents [Member] Fair Value, Measurements, Recurring [Member]	Aug. 30, 2012 Level 2 [Member] Commercial Paper, Not Included with Cash and Cash Equivalents [Member] Fair Value, Measurements, Recurring [Member]	Aug. 29, 2013 Level 2 [Member] Asset-backed securities [Member] Fair Value, Measurements, Recurring [Member]	Aug. 30, 2012 Level 2 [Member] Asset-backed securities [Member] Fair Value, Measurements, Recurring [Member]	Aug. 29, 2013 Level 2 [Member] Marketable equity securities [Member] Fair Value, Measurements, Recurring [Member]	Aug. 30, 2012 Level 2 [Member] Marketable equity securities [Member] Fair Value, Measurements, Recurring [Member]	Aug. 29, 2013 Level 3 [Member] Fair Value, Measurements, Recurring [Member]	Aug. 30, 2012 Level 3 [Member] Fair Value, Measurements, Recurring [Member]	Aug. 29, 2013 Level 3 [Member] Money market funds [Member] Fair Value, Measurements, Recurring [Member]	Aug. 30, 2012 Level 3 [Member] Money market funds [Member] Fair Value, Measurements, Recurring [Member]	Aug. 29, 2013 Level 3 [Member] Certificates of deposit [Member] Fair Value, Measurements, Recurring [Member]	Aug. 30, 2012 Level 3 [Member] Certificates of deposit [Member] Fair Value, Measurements, Recurring [Member]	Aug. 29, 2013 Level 3 [Member] Commercial paper [Member] Fair Value, Measurements, Recurring [Member]	Aug. 30, 2012 Level 3 [Member] Commercial paper [Member] Fair Value, Measurements, Recurring [Member]	Aug. 29, 2013 Level 3 [Member] Government securities [Member] Fair Value, Measurements, Recurring [Member]	Aug. 30, 2012 Level 3 [Member] Government securities [Member] Fair Value, Measurements, Recurring [Member]	Aug. 29, 2013 Level 3 [Member] Corporate bonds [Member] Fair Value, Measurements, Recurring [Member]	Aug. 30, 2012 Level 3 [Member] Corporate bonds [Member] Fair Value, Measurements, Recurring [Member]	Aug. 29, 2013 Level 3 [Member] Commercial Paper, Not Included with Cash and Cash Equivalents [Member] Fair Value, Measurements, Recurring [Member]	Aug. 30, 2012 Level 3 [Member] Commercial Paper, Not Included with Cash and Cash Equivalents [Member] Fair Value, Measurements, Recurring [Member]	Aug. 29, 2013 Level 3 [Member] Asset-backed securities [Member] Fair Value, Measurements, Recurring [Member]	Aug. 30, 2012 Level 3 [Member] Asset-backed securities [Member] Fair Value, Measurements, Recurring [Member]	Aug. 29, 2013 Level 3 [Member] Marketable equity securities [Member] Fair Value, Measurements, Recurring [Member]	Aug. 30, 2012 Level 3 [Member] Marketable equity securities [Member] Fair Value, Measurements, Recurring [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Cash equivalents				$ 1,261	$ 2,220		$ 1,188	$ 2,159	$ 38	$ 27	$ 35	$ 29	$ 0	$ 5									$ 1,188	$ 2,159	$ 1,188	$ 2,159	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0									$ 73	$ 61	$ 0	$ 0	$ 38	$ 27	$ 35	$ 29	$ 0	$ 5									$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Short-term investments	221	100		221	100				9	4			72	51	112	31	26	10	2	4			0	0			0	0			0	0	0	0	0	0	0	0			221	100			9	4			72	51	112	31	26	10	2	4			0	0			0	0			0	0	0	0	0	0	0	0
Long-term marketable investments	499	374		499	374								96	88	302	203			95	73	6	10	6	5							0	0	0	0			0	0	6	5	493	369							96	88	302	203			95	73	0	5	0	0							0	0	0	0			0	0	0	0
Restricted cash				302	0				302	0													0	0			0	0													302	0			302	0													0	0			0	0
Total assets measured at fair value on a recurring basis				2,283	2,694																		1,194	2,164																	1,089	530																	0	0
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Other than temporary impairment in Transform			$ 69			$ 69